Fair Value Measurements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Fair Value Measurements [Line Items]
Fair value of fixed-rate debt	$ 304.5
Assets fair value	$ 5.7